Trade and Other Payables - Summary of Trade and Other Payables (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade And Other Current Payables [Abstract]
Trade payables	$ 15,941	$ 22,973
Other payables	5,186	5,877
Total trade and other payables	$ 21,127	$ 28,850